INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of components Income (Loss) before provision for income taxes

	Years Ended December 31,
	2019	2018
United States	$(103,596)	$(121,339)
Foreign	—	—
Loss before income taxes	$(103,596)	$(121,339)

Schedule of Reconciliation of the expected income tax (benefit) computed using the federal statutory income tax rate

	Years Ended December 31,
	2019	2018
Effective income tax rate:
Expected income tax benefit at the federal statutory rate	21%	21%
State taxes	6%	6%
Change in valuation allowance	(30)%	(26)%
Research and development credit carryover	2%	3%
Legal proceedings and settlement expense	—%	(4)%
Permanent differences	1%	—%
Effective income tax rate	—%	—%

Schedule of deferred net tax assets

As of December 31, 2019 and 2018, deferred tax assets consist of the following (in thousands):

	Years Ended December 31,
	2019	2018
Deferred tax assets:
Federal and state net operating carryforwards	$56,333	$23,310
Research and development and other credits	11,072	7,567
Capitalized start‑up costs	17,032	24,048
Compensation‑related items	1,286	568
Deferred lease liability	1,111	1,212
Other deferred tax assets	2,068	379
Total gross deferred tax asset	88,902	57,084
Valuation allowance	(87,370)	(56,405)
Net deferred tax asset	1,532	679
Deferred tax liabilities:
Right‑of‑use asset	(664)	(679)
Acquired technology	(868)	—
Total deferred tax liabilities	(1,532)	(679)
Net deferred tax asset	$—	$—

Schedule of changes in the valuation allowance for deferred tax assets

	Years Ended December 31,
	2019	2018
Valuation allowance at beginning of the year	$56,405	$21,700
Increases recorded to income tax provision	30,965	34,705
Decreases recorded as a benefit to income tax provision	—	—
Increases recorded as an adjustment to equity	—	—
Valuation allowance at end of year	$87,370	$56,405